First Trust Technology AlphaDEX Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	164 Months Ended	212 Months Ended
		Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
StrataQuant® Technology Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			16.71%	16.28%	16.77%		13.11%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			24.51%	14.28%	12.87%		10.12%
S&P 500® Information Technology Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			36.61%	24.55%	22.35%		16.59%
Russell 1000® Technology Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		38.17%	24.85%	21.93%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%	13.86%	12.55%	13.21%	9.93%
First Trust Technology AlphaDEX Fund
Prospectus [Line Items]
Average Annual Return, Percent			16.00%	15.62%	16.14%		12.35%
Performance Inception Date		May 08, 2007
First Trust Technology AlphaDEX Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.98%	15.53%	15.96%		12.22%
First Trust Technology AlphaDEX Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.47%	12.58%	13.66%		10.77%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.